Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ 1,904	$ (288)	$ 583
Cash flow hedges (including reclassifications), pre-tax		160	(531)	637
Costs of hedging (including reclassifications), Pre-tax		61	(4)	(78)
Share of items relating to equity-accounted entities, net of tax, Pre-tax		(4)	(12)	(192)
Other, Pre-tax			0
Tax
Currency translation differences (including reclassifications), Tax		16	(76)	171
Cash flow hedges (including reclassifications), Tax		(38)	125	(149)
Costs of hedging (including reclassifications), Tax		0	0	(32)
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax			(1)
Currency translation differences (including reclassifications), Net of tax		1,920	(364)	754
Cash flow hedges (including reclassifications), Net of tax		122	(406)	488
Costs of hedging (including reclassifications), Net of tax		61	(4)	(110)
Share of items relating to equity-accounted entities, net of tax, Net of tax		(4)	(12)	(192)
Other, Net of tax			(1)
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax		(221)	(360)	(2,262)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(47)	51
Cash flow hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		55	727	758
Other comprehensive income, gains (losses) on remeasurements of equity instruments		0	7	(13)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		(166)	367	(1,504)
Other comprehensive income, net of tax, gains (losses) on remeasurements of equity instruments		(6)	(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Other comprehensive income, Pre-tax		1,899	(1,243)	(1,246)
Other comprehensive income, Tax		33	782	735
Other comprehensive income	[1]	$ 1,932	$ (461)	$ (511)

[1]	See Note 32 for further information.